CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total capital at beginning of period	$ 209,263	$ 198,724	$ 132,044
Cumulative-effect of adoption of amendments to ASC 924 regarding jackpot liabilities		1,968
Contributions from members	0	280	1,887
Net income (loss)	47,542	61,241	111,843
Distributions to Mohegan Tribe	(50,000)	(52,950)	(47,050)
Repurchase of membership interest	(7,420)	0	0
Total capital at end of period	199,385	209,263	198,724
Mohegan Tribal Gaming Authority
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total capital at beginning of period	208,681	196,403	129,476
Cumulative-effect of adoption of amendments to ASC 924 regarding jackpot liabilities		1,968
Contributions from members		0	0
Net income (loss)	50,326	63,260	113,977
Distributions to Mohegan Tribe	(50,000)	(52,950)	(47,050)
Repurchase of membership interest	(9,771)
Total capital at end of period	199,236	208,681	196,403
Non-controlling Interests
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total capital at beginning of period	582	2,321	2,568
Cumulative-effect of adoption of amendments to ASC 924 regarding jackpot liabilities		0
Contributions from members		280	1,887
Net income (loss)	(2,784)	(2,019)	(2,134)
Distributions to Mohegan Tribe	0	0	0
Repurchase of membership interest	2,351
Total capital at end of period	$ 149	$ 582	$ 2,321